LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30+ Days Past Due	$ 874	$ 1,179
Non-Accrual Loans	9,319	10,126
Total Past Due	10,193	11,305
Current	336,857	357,039
Less deferred loan origination fees, net	(550)	(452)
Total Loans	346,500	367,892
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30+ Days Past Due	70	215
Non-Accrual Loans	330	319
Total Past Due	400	534
Current	28,766	28,763
Total Loans	29,166	29,297
Construction Loans Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30+ Days Past Due	36	138
Non-Accrual Loans	1,206	2,298
Total Past Due	1,242	2,436
Current	52,083	45,784
Total Loans	53,325	48,220
Multi Family Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30+ Days Past Due	0	0
Non-Accrual Loans	1,004	1,482
Total Past Due	1,004	1,482
Current	18,735	18,042
Total Loans	19,739	19,524
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30+ Days Past Due	446	241
Non-Accrual Loans	4,441	4,373
Total Past Due	4,887	4,614
Current	164,289	182,335
Total Loans	169,176	186,949
Loans to Individuals and Overdrafts [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30+ Days Past Due	4	19
Non-Accrual Loans	5	11
Total Past Due	9	30
Current	8,766	8,704
Total Loans	8,775	8,734
Family Residential Real Estate 1 to 4 [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30+ Days Past Due	318	536
Non-Accrual Loans	1,092	1,061
Total Past Due	1,410	1,597
Current	33,596	39,420
Total Loans	35,006	41,017
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30+ Days Past Due	0	30
Non-Accrual Loans	1,241	582
Total Past Due	1,241	612
Current	30,622	33,991
Total Loans	$ 31,863	$ 34,603